Long-Term Debt - Schedule of Debt (Details) - USD ($) $ in Thousands	11 Months Ended	12 Months Ended
	Nov. 30, 2018	Nov. 30, 2019	Dec. 31, 2017
Debt Instrument [Line Items]
Long-term debt	$ 7,617,563	$ 8,337,061
Gains (losses) recognized in Interest expense of Jefferies Group	1,824	(2,546)	$ 6,033
Structured notes matures in 2022		32,400
Structured notes matures in 2024		696,400
Parent Company
Debt Instrument [Line Items]
Long-term debt	990,116	991,378
Subsidiaries
Debt Instrument [Line Items]
Long-term debt	$ 6,627,447	$ 7,345,683
5.50% Senior Notes due October 18, 2023, $750,000
Debt Instrument [Line Items]
Interest rate	5.50%	5.50%
Principal Outstanding	$ 750,000	$ 750,000
5.50% Senior Notes due October 18, 2023, $750,000 | Parent Company
Debt Instrument [Line Items]
Long-term debt	$ 743,397	$ 744,606
6.625% Senior Notes due October 23, 2043, $250,000
Debt Instrument [Line Items]
Interest rate	6.625%	6.625%
Principal Outstanding	$ 250,000	$ 250,000
6.625% Senior Notes due October 23, 2043, $250,000 | Parent Company
Debt Instrument [Line Items]
Long-term debt	$ 246,719	$ 246,772
8.50% Senior Notes, due July 15, 2019
Debt Instrument [Line Items]
Interest rate	8.50%	8.50%
Principal Outstanding	$ 680,800	$ 0
8.50% Senior Notes, due July 15, 2019 | Jefferies Group | Subsidiaries
Debt Instrument [Line Items]
Long-term debt	$ 699,659	$ 0
2.375% Euro Senior Notes, due May 20, 2020
Debt Instrument [Line Items]
Interest rate	2.375%	2.375%
Principal Outstanding	$ 565,500	$ 550,875
2.375% Euro Senior Notes, due May 20, 2020 | Jefferies Group | Subsidiaries
Debt Instrument [Line Items]
Long-term debt	$ 564,702	$ 550,622
6.875% Senior Notes, due April 15, 2021
Debt Instrument [Line Items]
Interest rate	6.875%	6.875%
Principal Outstanding	$ 750,000	$ 750,000
6.875% Senior Notes, due April 15, 2021 | Jefferies Group | Subsidiaries
Debt Instrument [Line Items]
Long-term debt	$ 791,814	$ 774,738
2.25% Euro Medium Term Notes, due July 13, 2022
Debt Instrument [Line Items]
Interest rate	2.25%	2.25%
Principal Outstanding	$ 4,524	$ 4,407
2.25% Euro Medium Term Notes, due July 13, 2022 | Jefferies Group | Subsidiaries
Debt Instrument [Line Items]
Long-term debt	$ 4,243	$ 4,204
5.125% Senior Notes, due January 20, 2023
Debt Instrument [Line Items]
Interest rate	5.125%	5.125%
Principal Outstanding	$ 600,000	$ 600,000
5.125% Senior Notes, due January 20, 2023 | Jefferies Group | Subsidiaries
Debt Instrument [Line Items]
Long-term debt	612,928	$ 610,023
1.000% Euro Medium Term Notes, due July 19, 2024
Debt Instrument [Line Items]
Interest rate		1.00%
Principal Outstanding	0	$ 550,875
1.000% Euro Medium Term Notes, due July 19, 2024 | Jefferies Group | Subsidiaries
Debt Instrument [Line Items]
Long-term debt	$ 0	$ 548,880
4.85% Senior Notes, due January 15, 2027
Debt Instrument [Line Items]
Interest rate	4.85%	4.85%
Principal Outstanding	$ 750,000	$ 750,000
4.85% Senior Notes, due January 15, 2027 | Subsidiaries | Interest rate swaps
Debt Instrument [Line Items]
Gains (losses) recognized in Interest expense of Jefferies Group	27,400	(58,900)
4.85% Senior Notes, due January 15, 2027 | Jefferies Group | Subsidiaries
Debt Instrument [Line Items]
Long-term debt	$ 709,484	$ 768,931
6.45% Senior Debentures, due June 8, 2027
Debt Instrument [Line Items]
Interest rate	6.45%	6.45%
Principal Outstanding	$ 350,000	$ 350,000
6.45% Senior Debentures, due June 8, 2027 | Jefferies Group | Subsidiaries
Debt Instrument [Line Items]
Long-term debt	$ 373,669	$ 371,426
4.15% Senior Notes, due January 23, 2030
Debt Instrument [Line Items]
Interest rate	4.15%	4.15%
Principal Outstanding	$ 1,000,000	$ 1,000,000
4.15% Senior Notes, due January 23, 2030 | Jefferies Group | Subsidiaries
Debt Instrument [Line Items]
Long-term debt	$ 987,788	$ 988,662
6.25% Senior Debentures, due January 15, 2036
Debt Instrument [Line Items]
Interest rate	6.25%	6.25%
Principal Outstanding	$ 500,000	$ 500,000
6.25% Senior Debentures, due January 15, 2036 | Jefferies Group | Subsidiaries
Debt Instrument [Line Items]
Long-term debt	$ 511,662	$ 511,260
6.50% Senior Notes, due January 20, 2043
Debt Instrument [Line Items]
Interest rate	6.50%	6.50%
Principal Outstanding	$ 400,000	$ 400,000
6.50% Senior Notes, due January 20, 2043 | Jefferies Group | Subsidiaries
Debt Instrument [Line Items]
Long-term debt	420,625	420,239
Structured Notes | Subsidiaries
Debt Instrument [Line Items]
Long-term debt		1,215,300
Structured notes matures in 2022		28,000
Structured notes matures in 2024		3,100
Structured notes matures in 2025 and thereafter		1,184,200
Structured Notes | Jefferies Group | Subsidiaries
Debt Instrument [Line Items]
Long-term debt	686,170	1,215,285
Jefferies Group Revolving Credit Facility | Jefferies Group | Subsidiaries
Debt Instrument [Line Items]
Long-term debt	183,539	189,088
Bank loans | Jefferies Group | Subsidiaries
Debt Instrument [Line Items]
Long-term debt	0	50,000
HomeFed EB-5 Program debt | Subsidiaries
Debt Instrument [Line Items]
Long-term debt	0	140,739
Foursight Capital Credit Facilities | Credit Facility | Subsidiaries
Debt Instrument [Line Items]
Long-term debt	0	98,260
Other | Subsidiaries
Debt Instrument [Line Items]
Long-term debt	$ 81,164	$ 103,326